SCHEDULE OF FUTURE OF LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Right-of-use Assets
2026	$ 3,705
2027	3,323
Less: interest	(609)
Total lease liabilities	6,419	$ 9,267
Current liabilities	3,436	4,581
Non-current liabilities	2,983	4,686
Total lease payments	$ 6,419	$ 9,267